CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF CREDIT RISK [Abstract]
CONCENTRATION OF CREDIT RISK

Note 9. CONCENTRATION OF CREDIT RISK

At December 31, 2012 and 2011, accounts receivable balances included a concentration from one customer of an amount greater than 10% of the total net accounts receivable balance ($172,210 and $114,525, respectively from Customer A). As to sales, one customer accounted for sales in excess of 10% for the years ended December 31, 2012 ($4,301,339 to Customer B) No customers accounted for net revenues in excess of 10% for the year ended December 31, 2011.